Document and Entity Information	Feb. 19, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001339605
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Registrant Name	H&E Equipment Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-51759
Entity Tax Identification Number	81-0553291
Entity Address, Address Line One	7500 Pecue Lane
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70809
City Area Code	(225)
Local Phone Number	298-5200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HEES
Security Exchange Name	NASDAQ
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false